TT INTERNATIONAL INVESTMENT MANAGEMENT

TT EUROPE MUTUAL FUND

ANNUAL REPORT DECEMBER 31, 2002

[TT INTERNATIONAL LOGO]

TABLE OF CONTENTS

To Our Shareholders                                              1
Managers' Discussion and Analysis                              2-3
Management of the Fund and the Portfolio                     21-23

TT EUROPE MUTUAL FUND
Statement of Assets and Liabilities                              4
Statement of Operations                                          5
Statements of Changes in Net Assets                              6
Financial Highlights                                             7
Notes to Financial Statements                                 8-10
Report of Independent Accountants                               11

TT EUROPE PORTFOLIO
Schedule of Investments                                      12-13
Statement of Assets and Liabilities                             14
Statement of Operations                                         15
Statements of Changes in Net Assets                             16
Notes to Financial Statements                                17-19
Report of Independent Accountants                               20

PRESIDENT'S LETTER

Dear Fellow Shareholder,

I am delighted to present to you the 2002 annual report for the TT Europe Mutual Fund.

At December 31st, 2002 the net assets of the TT Europe Portfolio amounted to US$43,329 and of the TT Europe Mutual Fund amounted to US$73,044. Net performance of the TT Europe Mutual Fund for the full year 2002 was -13.9% compared to -18.1% for the Morgan Stanley Capital International Europe Index.

In the interim report I mentioned that it had been a tough first half of the year for Europe's equity markets. The second half of 2002 proved to be no different. In fact the third quarter was the worst quarter for equities since 1974 and although most markets ended the year some distance from their lows of early October, downside risks, both geopolitical and economic, are now greater than they have been for some time.

The investment climate has clearly been challenging. Volatility has reached record levels whilst markets have sunk to many year lows. 2002 was truly the year when the bubble burst. Nonetheless, we are encouraged by recent developments at TT. While we were disappointed by market falls and the fund's total return, a strong performance relative to the benchmark in the second half meant we ended the year well over 4% ahead of the index and built on the outperformance we achieved in 2001.

We have also continued to attract talented, experienced people to our stable of investment professionals, demonstrating the attractiveness of our partnership structure. Therefore, while the coming year holds many uncertainties we are confident that the strength of TT's partnership, our distinctive and flexible approach to managing equities and the continued support of our clients will see us emerge from the current downturn well positioned to meet the challenges ahead in European markets.

Your confidence and support are much appreciated.

Sincerely,

/s/ David Burnett

DAVID BURNETT
President

TT Europe Mutual Fund

MANAGERS' DISCUSSION AND ANALYSIS

FIRST QUARTER 2002         TT +0.4%      MSCI EUROPE -0.1%
     At the start of the year we became increasingly optimistic about the strength of recovery, believing markets were underestimating the cyclical boost to earnings that stronger GDP growth and declining labour costs would deliver. We therefore sought to raise the risk profile of the portfolio by increasing our exposure to economically sensitive stocks, predominantly in the media and airline sectors. Better data lifted markets from the lows made in February but were ultimately insufficient to generate new highs. The portfolio ended Q1 slightly ahead of the benchmark thanks to strong stock selection returns, although absolute performance was essentially flat. Industrial stocks (almost exclusively thematic airline plays geared to economic recovery) were the top performers while a number of Technology holdings (notably ASML and SAP) also did well. Health Care and Telecoms performed poorly.

SECOND QUARTER 2002        TT -5.7%      MSCI EUROPE -4.3%
     Markets were very mixed during Q2 with a reasonable performance up to May giving way to sharply weaker numbers in June. Having raised our exposure to more sensitive sectors we scaled back in June and moved into more defensive areas (domestic-earning retail banks, oils and utilities) as it became clear that markets were not responding to the rebound in economic activity and corporate profitability in the US. Defensive sectors like Utilities, Energy and Consumer Staples performed reasonably well and our underweight position in Technology and Telecoms stocks helped our return relative to the benchmark. In aggregate, though, we gave back over 1% compared to the index during Q2. Discretionary Consumer stocks were costly because fears of a renewed downturn in the global advertising market hurt our Media holdings and Health Care also underperformed following a profit warning from Novo-Nordisk.

THIRD QUARTER 2002         TT -19.2%     MSCI EUROPE -22.8%
     Many of the world's stockmarkets had their worst quarter since 1974 in Q3 on renewed fears of a double-dip recession, compounded by forced selling by Europe's embattled insurers and an increasingly likely war with Iraq. Given these mounting uncertainties and pronounced volatility we continued to scale back the more demand-sensitive positions in Cyclicals, Technology, Media, and Telecoms, and strengthened our defensive bias, focusing on earnings visibility and dividend yield. We continued to add to our position in Oils and increased Utilities and Health Care modestly. Despite falling sharply the portfolio ended the quarter nearly 4% ahead of the benchmark thanks to strong stock selection returns, particularly in Financials (where we were defensively positioned in Retail Banks), Utilities and Information Technology. Cash was also a positive contributor in relative terms as markets slumped.

FOURTH QUARTER 2002        TT +12.6%     MSCI EUROPE +10.9%
     Despite weaker economic data markets rallied strongly from the lows reached early in October, lifted by expectations of renewed interest rate cuts and a generally supportive corporate earnings season. However, equities fell back in December in the face of increasing geopolitical risks (North Korea on top of Iraq) and mounting economic uncertainties. Given the greater risks we maintained a broadly defensive stance (with core holdings in domestic Retail Banks, Oils and Pharmaceuticals) but added some beta through Technology (Nokia) and Telecom stocks to take advantage of the rebound. Perhaps most significantly, though, we took positions in a number of Insurance stocks. Having had minimal exposure for most of the year because of the sector's gearing to equities and capitalisation concerns, we viewed the capital-raising announced by several insurers in Q4 as a positive development and bought at depressed prices. Stock selection in the Financial sector was again the most significant positive factor and helped the Fund to outperform by nearly 2% in Q4. Elsewhere, Health Care and Discretionary Consumer stocks did well while Information Technology and Utilities under-performed.

[CHART]

  GROWTH OF A $10,000 INVESTMENT IN TT EUROPE MUTUAL FUND INSTITUTIONAL CLASS,
                            AND THE MSCI EUROPE INDEX

TT EUROPE
TT EUROPE MUTUAL FUND INSTITUTIONAL CLASS
PLOT POINTS

                         TT EUROPE
                        MUTUAL FUND
                       INSTITUTIONAL
   DATE                    CLASS                MSCI EUROPE
  2/12/01                 $10,000              $     10,000
  2/28/01                 $ 9,580              $      9,392
  3/31/01                 $ 8,760              $      8,695
  4/30/01                 $ 9,160              $      9,320
  5/31/01                 $ 8,780              $      8,876
  6/30/01                 $ 8,690              $      8,545
  7/31/01                 $ 8,770              $      8,567
  8/31/01                 $ 8,620              $      8,346
  9/30/01                 $ 7,740              $      7,513
 10/31/01                 $ 8,010              $      7,752
 11/30/01                 $ 8,360              $      8,063
 12/31/01                 $ 8,517              $      8,270
  1/31/02                 $ 8,092              $      7,838
  2/28/02                 $ 8,021              $      7,837
  3/31/02                 $ 8,547              $      8,264
  4/30/02                 $ 8,639              $      8,208
  5/31/02                 $ 8,335              $      8,193
  6/30/02                 $ 8,061              $      7,912
  7/31/02                 $ 7,363              $      7,032
  8/31/02                 $ 7,383              $      7,033
  9/30/02                 $ 6,517              $      6,108
 10/31/02                 $ 7,237              $      6,698
 11/30/02                 $ 7,561              $      7,027
 12/31/02                 $ 7,337              $      6,773

                           AVERAGE ANNUAL TOTAL RETURN

                                                    VALUE OF $10,000 INVESTMENT
                      ONE YEAR    SINCE INCEPTION         AS OF 12/31/02
-------------------------------------------------------------------------------
Europe Fund            (13.86)%       (15.15)%              $  7,337
MSCI Europe            (18.10)%       (18.67)%              $  6,773

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS.

TT INTERNATIONAL INVESTMENT MANAGEMENT
FEBRUARY 2003

TT Europe Mutual Fund

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                                                                          US$
-----------------------------------------------------------------------------
ASSETS:
Investment in TT Europe Portfolio ("Portfolio"), at value              43,297
Receivable from Advisor                                                47,705
-----------------------------------------------------------------------------
TOTAL ASSETS                                                           91,002
-----------------------------------------------------------------------------

LIABILITIES:
Distribution payable                                                      180
Trustee fee payable                                                     1,030
Accrued expenses and other liabilities                                 16,748
-----------------------------------------------------------------------------
Total liabilities                                                      17,958
-----------------------------------------------------------------------------
NET ASSETS                                                             73,044
-----------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Paid in capital                                                       101,977
Undistributed net investment income                                       164
Accumulated net realized loss on investments                          (29,037)
Net unrealized depreciation                                               (60)
-----------------------------------------------------------------------------
NET ASSETS                                                             73,044
-----------------------------------------------------------------------------
Shares of beneficial interest outstanding (unlimited shares
 authorized; no par value) - Institutional Class                       10,259
-----------------------------------------------------------------------------
Net asset value per share (offering and redemption
 price) - Institutional Class                                            7.12
-----------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

TT Europe Mutual Fund

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002

                                                                          US$
-----------------------------------------------------------------------------
INVESTMENT INCOME:
Interest*                                                                 258
Dividends*^                                                             1,665
Expenses*                                                              (1,010)
-----------------------------------------------------------------------------
Total income                                                              913
-----------------------------------------------------------------------------

EXPENSES:
Legal services                                                         40,611
Blue sky expense                                                       31,433
Administration fees                                                    27,549
Transfer agent fees                                                    24,452
Trustees' fees and expenses                                            17,868
Custodian fees                                                         14,704
Printing and postage expense                                           14,078
Audit services                                                          6,998
Investment advisory fees                                                  562
Other expenses                                                            482
-----------------------------------------------------------------------------
Total expenses                                                        178,737
Less expense waiver and/or reimbursement                             (178,737)
-----------------------------------------------------------------------------
Net expenses                                                                -
-----------------------------------------------------------------------------
NET INVESTMENT INCOME                                                     913
-----------------------------------------------------------------------------

REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments*                                                          (11,293)
Foreign currency transactions and forward foreign currency
 exchange contracts*                                                      449
-----------------------------------------------------------------------------
                                                                      (10,844)
-----------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) on:
Investments*                                                           (1,888)
Foreign currency transactions and forward foreign currency
 exchange contracts*                                                       51
-----------------------------------------------------------------------------
                                                                       (1,837)
-----------------------------------------------------------------------------
NET LOSS ON INVESTMENTS                                               (12,681)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  (11,768)
-----------------------------------------------------------------------------
^Net of foreign taxes withheld                                            220
-----------------------------------------------------------------------------

*Allocated from TT Europe Portfolio

                      SEE NOTES TO THE FINANCIAL STATEMENTS

TT Europe Mutual Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            PERIOD FROM
                                                                                      FEBRUARY 12, 2001
                                                                                       (COMMENCEMENT OF
                                                                      YEAR ENDED    OPERATIONS) THROUGH
                                                               DECEMBER 31, 2002      DECEMBER 31, 2001
                                                                             US$                    US$
-------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                        913                  1,384
Net realized loss on investments                                         (10,844)               (18,001)
Net change in net unrealized appreciation (depreciation)                  (1,837)                 1,777
-------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                     (11,768)               (14,840)
-------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS:
Net Investment Income                                                     (1,254)                (1,066)
-------------------------------------------------------------------------------------------------------
Total dividends                                                           (1,254)                (1,066)
-------------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS:
Net proceeds from shares sold                                                  -                100,000
Shares issued on reinvestment of dividends                                 1,066                    906
-------------------------------------------------------------------------------------------------------
Net increase in net assets                                                 1,066                100,906
-------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (11,956)                85,000
-------------------------------------------------------------------------------------------------------

NET ASSETS:
Beginning of year                                                         85,000                      -
-------------------------------------------------------------------------------------------------------
End of year*                                                              73,044                 85,000
-------------------------------------------------------------------------------------------------------
*Including undistributed net investment income of                            164                     56
-------------------------------------------------------------------------------------------------------

CHANGES IN SHARES OUTSTANDING - INSTITUTIONAL CLASS:
Beginning shares outstanding                                              10,108                      -
Shares sold                                                                    -                 10,000
Shares issued on reinvestment of dividends                                   151                    108
Shares redeemed                                                                -                      -
-------------------------------------------------------------------------------------------------------
                                                                          10,259                 10,108
-------------------------------------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

TT Europe Mutual Fund

Institutional Class
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING

                                                                             PERIOD FROM FEBRUARY 12, 2001
                                                                YEAR ENDED    (COMMENCEMENT OF OPERATIONS)
                                                         DECEMBER 31, 2002       THROUGH DECEMBER 31, 2001
                                                                       US$                             US$
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                             $   8.41                        $  10.00
----------------------------------------------------------------------------------------------------------
Net investment income(1)                                              0.09                            0.14
Net realized and unrealized depreciation                             (1.26)                          (1.62)
----------------------------------------------------------------------------------------------------------
Total from investment operations                                     (1.17)                          (1.48)
----------------------------------------------------------------------------------------------------------
Dividends from net investment income                                 (0.12)                          (0.11)
----------------------------------------------------------------------------------------------------------
Total distributions                                                  (0.12)                          (0.11)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD                                   $   7.12                        $   8.41
----------------------------------------------------------------------------------------------------------
TOTAL RETURN+                                                       (13.86)%                        (14.83)%^

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                             $     73                        $     85
Gross Expenses (to average daily net assets)                        464.66%                         425.48%*
Net Expenses (to average daily net assets)                            1.30%                           1.54%*
Net Investment Income (to average daily net assets)                   1.18%                           1.81%*

As of September 1, 2002 TTI has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.00% of the Fund's average daily net assets for Institutional Class Shares. Absent an earlier modification approved by the Fund's Trustees, this limitation will be in effect until December 31, 2011.

For the period February 12, 2001 (commencement of operations) through August 31, 2002, TTI contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses would not exceed, on a per annum basis, 1.55% of the Fund's average daily net assets.

If this action had not been taken, the investment loss per share and ratios would have been:

Net investment loss (to average daily net assets)      (462.17)%     (422.12)%*
Net investment loss per share                        $  (17.59)   $   (32.20)

(1) Computed using average shares outstanding for the period.
+   Total return would have been lower in the absence of waivers.
^   Not annualized.
*   Annualized.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

TT Europe Mutual Fund

NOTES TO THE FINANCIAL STATEMENTS

A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   TT Europe Mutual Fund (the "Fund") is a series of TT International U.S.A. Feeder Trust (the "Feeder Trust"). The Feeder Trust is registered under the Investment Company Act of 1940, as a diversified open-end management investment company. The Feeder Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of May 26, 2000.

   The Fund commenced operations on February 12, 2001, offering a single class of Shares. The Fund's initial investment of $100,000 was made on February 6, 2001. On September 1, 2002, the Fund established three additional classes of Shares known as Class 1 Shares, Class 2 Shares and Class 3 Shares. All Shares outstanding on August 31, 2002 were designated as Institutional Class Shares. The Fund is currently accepting purchase orders for Institutional Class Shares and Class 1 Shares. The Fund did not receive purchase orders for Class 1 Shares, and Class 1 Shares did not commence operations, as of December 31, 2002. The Fund is not currently accepting purchase orders for Class 2 Shares or Class 3 Shares.

   The Fund seeks to achieve its investment objective by investing all its assets in TT Europe Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The Portfolio is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). TT International Investment Management ("TTI") is the Portfolio's investment manager.

   The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   1. SECURITY VALUATION

      The Fund invests all of its assets in the Portfolio, which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at December 31, 2002). The method by which the Portfolio values its securities is discussed in Note 1 of the Portfolio's Notes to the financial statements, which are included elsewhere in this report.

   2. SECURITIES TRANSACTIONS AND INCOME RECOGNITION

      The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Portfolio.

   3. FEDERAL INCOME TAXES

      The Fund intends to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the U.S. Internal Revenue Code of 1986, as amended, and to distribute annually all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 2002.

      At December 31, 2002, the fund has elected to defer to January 1, 2003 post-October capital losses of $115.

      At December 31, 2002, the Fund had capital loss carryforwards available to offset future capital gains, if any, of the following amounts:

      YEAR OF EXPIRATION                    AMOUNT
      ----------------------------------------------
      2009                                $   15,132
      2010                                    12,832

   4. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders from net investment income are declared and distributed annually. The Fund's distributions from short-term and long-term capital gains, if any, after reduction of capital losses, will be declared and distributed annually, generally in December. Dividends and other distributions, if any, will automatically be paid in additional shares of the Fund unless the shareholder elects otherwise. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares.

      Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

      Income and capital gain distributions are determined in accordance with U.S. income tax regulations which may differ from generally accepted accounting principles. These temporary and permanent differences are primarily due to losses on wash sale transactions, capital loss carryforwards, post-October loss deferrals, foreign currency gains and losses, passive foreign investment company transactions, and foreign taxes.

      The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of December 31, 2002. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under U.S. federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

                                                       ACCUMULATED NET
      UNDISTRIBUTED NET                            REALIZED GAIN(LOSS)
      INVESTMENT INCOME                                 ON INVESTMENTS    PAID IN CAPITAL
      -----------------------------------------------------------------------------------
      $449                                                    $   (454)            $    5

      The tax basis components of distributable earnings were as follows:

      Undistributed ordinary income                                                $  209

      See corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

   5. EXPENSES

      For its services under the Management Agreement with respect to the Fund, TTI is entitled to receive fees, which are computed daily and paid monthly, at an annual rate equal to the lesser of (i) 1.50% of the Fund's average daily net assets for the Fund's then-current fiscal year or (ii) the difference between 1.50% of the Fund's average daily net assets for the Fund's then-current fiscal year and the aggregate investment management fees allocated to the Fund for the Fund's then-current fiscal year from the Portfolio. For the period from February 12, 2001 (commencement of operations) to July 7, 2002, management fees payable by the Fund, before waivers and reimbursements, were the difference between 1.00% of the Fund's average daily net assets for the Fund's then-current fiscal year and the aggregate investment management fees allocated to the Fund for the Fund's then-current fiscal year from the Portfolio.

      For its services under a Management Agreement with respect to the Portfolio, TTI is entitled to receive fees, which are computed daily and paid monthly, at an annual rate equal to 0.50% of the Portfolio's average daily net assets.

      TTI may reimburse the Fund or Portfolio or waive all or a portion of its management fees. As of September 1, 2002, TTI has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.00% of its average daily net assets for Institutional Class shares, 1.25% of its average daily net assets for Class 1 shares, 1.75% of its average daily net assets for Class 2 shares and 2.00% of its average daily net assets for Class 3 shares. Absent an earlier modification approved by the Trustees, this limitation will be in effect until December 31, 2011.

      For the period February 12, 2001 (commencement of operations) through August 31, 2002, TTI has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses would not exceed, on a per annum basis, 1.55% of the Fund's average daily net assets.

   6. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

      Quasar Distributors, LLC (the "Distributor") serves as the Fund's distributor.

      The Fund has adopted Rule 12b-1 service plans for its Class 1, Class 2 and Class 3 shares. Under each service plan, the Fund pays the following distribution and/or service fees at an annual rate of the average daily net assets of the Fund attributable to the applicable class:

                                          CLASS 1     CLASS 2     CLASS 3
                                           SHARES      SHARES      SHARES
      -------------------------------------------------------------------
      Distribution and/or Service Fees       0.25%       0.75%       1.00%

      Such fees may be used to make payments to the Distributor for distribution services, to third party providers in respect of the sale of shares of the Fund, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor, third party providers and others for providing shareholder service or the maintenance of shareholder accounts.

      In addition to amounts payable under the Management Agreement and the rule 12b-1 service plans between the Feeder Trust and TTI, the Fund is responsible for its own expenses including, among other things, the costs of securities transactions, the compensation of the Board of Trustees (the "Trustees") that are not affiliated with TTI or the Distributor, government fees, taxes, accounting and legal fees, expenses of communication with shareholders, interest expense, and insurance premiums.

TT EUROPE MUTUAL FUND

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of TT International U.S.A. Feeder Trust (the Trust) and the Shareholders of TT Europe Mutual Fund:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TT Europe Mutual Fund (one of the portfolios constituting TT International U.S.A. Feeder Trust, hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
February 14, 2003

TT Europe Portfolio

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                 VALUE (NOTE 1)
COMMON STOCKS - 158.72%                                SHARES               US$
-------------------------------------------------------------------------------
AUSTRIA - 4.02%
DIVERSIFIED TELECOMMUNICATIONS - 4.02%
Telekom Austria AG #                                      172             1,741
-------------------------------------------------------------------------------
TOTAL AUSTRIA                                                             1,741
-------------------------------------------------------------------------------

FINLAND - 10.44%
DIVERSIFIED TELECOMMUNICATIONS - 7.11%
Nokia Oyj                                                 194             3,082
-------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 3.33%
UPM - Kymmene Oyj                                          45             1,444
-------------------------------------------------------------------------------
TOTAL FINLAND                                                             4,526
-------------------------------------------------------------------------------

FRANCE - 21.51%
AUTOMOBILES - 3.86%
PSA Peugeot Citroen                                        41             1,671
-------------------------------------------------------------------------------

BANKS - 1.60%
Credit Agricole SA                                         46               694
-------------------------------------------------------------------------------

BUILDING MATERIALS - 2.09%
Lafarge SA                                                 12               904
-------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING - 2.25%
Bouygues SA                                                35               977
-------------------------------------------------------------------------------

MEDIA - 1.48%
Television Francaise                                       24               641
-------------------------------------------------------------------------------

OIL & GAS - 4.94%
TotalFinaElf SA                                            15             2,141
-------------------------------------------------------------------------------

PHARMACEUTICALS - 3.76%
Aventis SA                                                 30             1,630
-------------------------------------------------------------------------------

RETAILERS - 1.53%
Pinault-Printemps-Redoute SA                                9               662
-------------------------------------------------------------------------------
TOTAL FRANCE                                                              9,320
-------------------------------------------------------------------------------

GERMANY - 6.32%
AIRLINES - 2.13%
Deutsche Lufthansa - Registered #                         100               921
-------------------------------------------------------------------------------

AUTOMOBILES - 2.66%
Bayerische Motoren Werke AG                                38             1,152
-------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING - 1.53%
Man AG                                                     48               662
-------------------------------------------------------------------------------
TOTAL GERMANY                                                             2,735
-------------------------------------------------------------------------------

GREECE - 6.49%
COMMUNICATIONS - 3.30%
Hellenic Telecommunications Organization                  130             1,431
-------------------------------------------------------------------------------

ELECTRIC UTILITIES - 3.19%
Public Power Corp                                         100             1,384
-------------------------------------------------------------------------------
TOTAL GREECE                                                              2,815
-------------------------------------------------------------------------------

ITALY - 9.38%
DIVERSIFIED TELECOMMUNICATIONS - 3.40%
Telecom Italia Spa                                        194             1,471
-------------------------------------------------------------------------------

OIL & GAS - 5.98%
ENI Spa                                                   163             2,590
-------------------------------------------------------------------------------
TOTAL ITALY                                                               4,061
-------------------------------------------------------------------------------

LUXEMBOURG - 2.13%
METALS & MINING - 2.13%
Arcelor #                                                  75               922
-------------------------------------------------------------------------------
TOTAL LUXEMBOURG                                                            922
-------------------------------------------------------------------------------

NETHERLANDS - 13.86%
DIVERSIFIED FINANCIALS - 2.70%
ING Groep NV                                               69             1,168
-------------------------------------------------------------------------------

FOOD PRODUCTS - 2.83%
Unilever NV- CVA                                           20             1,228
-------------------------------------------------------------------------------

HOUSEHOLD DURABLES - 2.14%
Royal Philips Electronics NV                               53               928
-------------------------------------------------------------------------------

OIL & GAS - 6.19%
Royal Dutch Petroleum Co                                   61             2,684
-------------------------------------------------------------------------------
TOTAL NETHERLANDS                                                         6,008
-------------------------------------------------------------------------------

                                                                 VALUE (NOTE 1)
COMMON STOCKS (continued)                              SHARES               US$
-------------------------------------------------------------------------------
PORTUGAL - 2.89%
DIVERSIFIED TELECOMMUNICATIONS - 2.89%
Portugal Telecom, SGPS, SA                                182             1,250
-------------------------------------------------------------------------------
TOTAL PORTUGAL                                                            1,250
-------------------------------------------------------------------------------

SPAIN - 7.86%
AIRLINES - 1.49%
Iberia Lineas Aereas de Espana SA                         440               646
-------------------------------------------------------------------------------

BEVERAGES, FOOD & TOBACCO - 5.05%
Altadis SA                                                 96             2,189
-------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS - 1.32%
Indra Sistemas, SA                                         84               571
-------------------------------------------------------------------------------

TOTAL SPAIN                                                               3,406
-------------------------------------------------------------------------------

SWITZERLAND - 11.66%
BANKS - 7.78%
Credit Suisse Group #                                      48             1,041
UBS AG - Registered #                                      48             2,332
-------------------------------------------------------------------------------
                                                                          3,373
-------------------------------------------------------------------------------

INSURANCE - 3.88%
Zurich Financial Services AG                               18             1,679
-------------------------------------------------------------------------------
TOTAL SWITZERLAND                                                         5,052
-------------------------------------------------------------------------------

UNITED KINGDOM - 62.16%
BANKS - 23.36%
HBOS PLC                                                  324             3,416
HSBC Holdings PLC                                         270             2,983
Lloyds TSB Group PLC                                      148             1,062
Royal Bank of Scotland Group PLC                           46             1,102
Standard Chartered PLC                                    137             1,557
-------------------------------------------------------------------------------
                                                                         10,120
-------------------------------------------------------------------------------

BEVERAGES, FOOD & TOBACCO - 6.71%
British American Tobacco PLC                              193             1,928
Diageo PLC                                                 90               978
-------------------------------------------------------------------------------
                                                                          2,906
-------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING - 2.75%
BAA PLC                                                   147             1,192
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIALS - 2.41%
3i Group PLC                                              117             1,045
-------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATIONS - 1.54%
Vodafone Group PLC                                        366               667
-------------------------------------------------------------------------------

ELECTRIC UTILITIES - 2.82%
National Grid Transco PLC                                 166             1,220
-------------------------------------------------------------------------------

INSURANCE - 1.68%
Royal & Sun Alliance Insurance
Group PLC                                                 375               729
-------------------------------------------------------------------------------

MEDIA - 2.95%
British Sky Broadcasting Group PLC #                       60               617
Carlton Communications PLC                                307               663
-------------------------------------------------------------------------------
                                                                          1,280
-------------------------------------------------------------------------------

OIL & GAS - 5.50%
BP PLC                                                    347             2,385
-------------------------------------------------------------------------------

PHARMACEUTICALS - 10.06%
AstraZeneca PLC                                            49             1,751
GlaxoSmithKline PLC                                       136             2,609
-------------------------------------------------------------------------------
                                                                          4,360
-------------------------------------------------------------------------------

RETAILERS - 2.38%
Marks & Spencer Group PLC                                 204             1,033
-------------------------------------------------------------------------------
TOTAL UNITED KINGDOM                                                     26,937
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(cost $68,876)                                                           68,773
-------------------------------------------------------------------------------

TOTAL INVESTMENTS - 158.72%
(COST $68,876)                                                           68,773
LIABILITIES IN EXCESS OF OTHER ASSETS (58.72%)                          (25,444)
-------------------------------------------------------------------------------
TOTAL NET ASSETS 100.00%                                                 43,329
-------------------------------------------------------------------------------

# Non-income producing security.

TT Europe Portfolio

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                                                                   US$
----------------------------------------------------------------------
ASSETS:
Investments, at value*                                          68,773
Foreign currency**                                               1,886
Dividends and interest receivable                                   84
Recoverable foreign taxes                                           83
----------------------------------------------------------------------
Total assets                                                    70,826
----------------------------------------------------------------------

LIABILITIES:
Payable for investments purchased                                  210
Payable for investment advisory fees                                26
Due to custodian                                                 2,473
Accrued expenses and other liabilities                          24,788
----------------------------------------------------------------------
Total liabilities                                               27,497
----------------------------------------------------------------------
NET ASSETS                                                      43,329
----------------------------------------------------------------------
* Cost of Investments                                           68,876
----------------------------------------------------------------------
** Cost of Foreign Currency                                      1,848
----------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

TT Europe Portfolio

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002

                                                                                     US$
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                                                      258
Dividend income*                                                                   1,665
----------------------------------------------------------------------------------------
Total income                                                                       1,923
----------------------------------------------------------------------------------------

EXPENSES:
Accounting and custody fees                                                       87,714
Administration fees                                                               50,927
Trustees' fees and expenses                                                       18,393
Audit fees                                                                        13,859
Investment advisory fee                                                              379
Printing and postage expense                                                       7,813
Legal services                                                                     2,166
----------------------------------------------------------------------------------------
Total expenses                                                                   181,251
Less expense waiver and/or reimbursement                                        (180,171)
----------------------------------------------------------------------------------------
Net expenses                                                                       1,080
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                843
----------------------------------------------------------------------------------------

REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investment security transactions                                                 (11,299)
Foreign currency transactions and forward foreign currency exchange contracts        450
----------------------------------------------------------------------------------------
                                                                                 (10,849)
----------------------------------------------------------------------------------------
Net change in unrealized appreciation/(depreciation) on:
Investment securities                                                             (1,883)
Foreign currency transactions and forward foreign currency exchange contracts         51
----------------------------------------------------------------------------------------
                                                                                  (1,832)
----------------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS                                                          (12,681)
----------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                             (11,838)
----------------------------------------------------------------------------------------
* Net of foreign taxes withheld                                                      220
----------------------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

TT Europe Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               PERIOD FROM
                                                                                         FEBRUARY 12, 2001
                                                                                          (COMMENCEMENT OF
                                                                          YEAR ENDED   OPERATIONS) THROUGH
                                                                   DECEMBER 31, 2002     DECEMBER 31, 2001
                                                                                 US$                   US$
----------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                            843                 1,384
Net realized loss                                                            (10,849)              (18,001)
Net change in unrealized appreciation/(depreciation)                          (1,832)                1,777
----------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                         (11,838)              (14,840)
----------------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS
Contributions                                                                133,775               186,969
Withdrawals                                                                 (211,034)              (39,703)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital transactions              (77,259)              147,266
----------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                      (89,097)              132,426
----------------------------------------------------------------------------------------------------------

NET ASSETS:
Beginning of year                                                            132,426                     -
----------------------------------------------------------------------------------------------------------
End of year                                                                   43,329               132,426
----------------------------------------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

TT Europe Portfolio

NOTES TO THE FINANCIAL STATEMENTS

A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   TT Europe Portfolio (the "Portfolio") is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). The Portfolio Trust is registered under the Investment Company Act of 1940, as an open-end management investment company. The Portfolio Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts, pursuant to a Declaration of Trust dated as of May 26, 2000. The Portfolio commenced operations on February 12, 2001. The TT Europe Mutual Fund held 99.9% of the Portfolio as of December 31, 2002.

   The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   1. SECURITY VALUATION

      The equity securities of the Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Portfolio Board of Trustees.

   2. SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Premium and discount on securities purchased are amortized as a component of interest income using a constant yield to maturity method.

   3. FEDERAL INCOME TAXES

      The Portfolio intends to qualify as a partnership for U.S. federal income tax purposes. The Portfolio therefore believes that it will not be subject to any U.S. federal income tax on its income and net realized capital gains (if any). However, each investor in the Portfolio will be subject to U.S. federal income taxation on its allocable share of the Portfolio's income and capital gains for the purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the U.S. Internal Revenue Code of 1986 (the "Code").

      It is intended that the Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Portfolio.

   4. FOREIGN SECURITIES

      Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and securities of the U.S. government.

      Since foreign securities often trade in currencies other than U.S. dollars, changes in currency exchange rates will affect the Portfolio's net assets, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the U.S. dollar exchange rate relative to these other currencies will adversely affect the value of the Portfolio. In addition, some foreign currency values may be volatile and there is the possibility of government controls on currency exchanges or government intervention in currency markets. Controls or intervention could limit or prevent the Portfolio from realizing value in U.S. dollars from its investment in foreign securities.

   5. FOREIGN CURRENCY TRANSLATION

      For financial reporting purposes, the Portfolio does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for financial reporting and federal income tax purposes the Portfolio does isolate and treat as ordinary income the effect of changes in foreign exchange rates on currency, currency contracts and payables and receivables arising from trade date and settlement date differences.

      As of December 31, 2002, the Portfolio had no open forward foreign currency exchange contracts outstanding.

B. INVESTMENT ADVISORY AGREEMENT

   Pursuant to the Management Agreement with the Portfolio Trust, TT International Investment Management ("TTI") provides investment guidance and policy direction in connection with the management of the Portfolio's assets. For its services under the Management Agreement with respect to the Portfolio, TTI is entitled to receive fees, which are computed daily and paid monthly at an annual rate equal to 0.50% of the Portfolio's average net assets.

C. SECURITY TRANSACTIONS

   Purchases and sales of investments, exclusive of short-term securities, for the Portfolio for the year ended December 31, 2002, were as follows:

   COST OF PURCHASES                         PROCEEDS FROM SALES
   US$                                                       US$
   -------------------------------------------------------------
   131,806                                               128,975

   At December 31, 2002 the Portfolio's aggregate unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

                      UNREALIZED           UNREALIZED        NET UNREALIZED
   TAX COST         APPRECIATION         DEPRECIATION          DEPRECIATION
   US$                       US$                  US$                   US$
   ------------------------------------------------------------------------
   69,841                  2,684               (3,752)               (1,068)

D. FINANCIAL HIGHLIGHTS

   The ratios of expenses and net investment income to average net assets and portfolio turnover rates (excluding short-term securities) for the Portfolio are as follows:

                                                                         FOR THE
                                                 YEAR ENDED         PERIOD ENDED
                                          DECEMBER 31, 2002   DECEMBER 31, 2001*
   -----------------------------------------------------------------------------
   Ratio of expenses                                   1.43%                1.36%+
   Ratio of gross expenses                           239.81%              190.42%+
   Ratio of net investment income                      1.12%                1.60%+
   Portfolio Turnover                                   179%                 227%
   Total Return                                      (13.99)%             (14.65)%^

* For the period February 12, 2001 (commencement of operations) through December 31, 2001.
+  Annualized.
^  Not annualized.

TT Europe Portfolio

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of TT International U.S.A. Master Trust (the Trust) and the Shareholders of TT Europe Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TT Europe Portfolio (one of the portfolios constituting TT International U.S.A. Master Trust, hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
February 14, 2003

MANAGEMENT OF THE FUND AND THE PORTFOLIO (UNAUDITED)

The management and affairs of the Fund are supervised by the Trustees of the Feeder Trust under the laws of the Commonwealth of Massachusetts. The management and affairs of the Portfolio are supervised by the Trustees of the Portfolio Trust under the laws of the Commonwealth of Massachusetts.

The Trustees and officers of the Feeder Trust and the Portfolio Trust, their ages, their principal occupations during the past five years (their titles may have varied during that period) and other directorships they hold, and the number of investment companies managed by TT International that they oversee are set forth below. Unless otherwise indicated below, the address of each Trustee and officer is 200 Clarendon Street, Boston, Massachusetts 02116. Each Trustee and officer holds office for the lifetime of the Trusts unless that individual resigns, retires or is otherwise removed or replaced.

TRUSTEES OF THE FEEDER TRUST AND THE PORTFOLIO TRUST

NON-INTERESTED TRUSTEES(1)

                                                                                             PRINCIPAL OCCUPATION(S)
                                            TERM OF OFFICE  NUMBER OF PORTFOLIOS              DURING PAST 5 YEARS;
                        POSITION(S) HELD    AND LENGTH OF     IN FUND COMPLEX               OTHER DIRECTORSHIPS HELD
 NAME, AND AGE          WITH THE TRUSTS      TIME SERVED    OVERSEEN BY TRUSTEE                     BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
John A. Benning         Trustee of the      Since           TT International      Retired (since 2001); Senior Vice President
Age: 68                 Feeder Trust and    August 2000     U.S.A. Master &       and General Counsel, Liberty Financial
                        the Portfolio                       Feeder Trusts: 4      Companies, Inc. (financial services) (1998-2001).
                        Trust                               Portfolios
                                                                                  Trustee, Liberty All-Star Equity Fund (one
                                                                                  mutual fund) and Director, Liberty All-Star
                                                                                  Growth Fund, Inc. (one mutual fund) (since
                                                                                  October 2002); Director, ICI Mutual Insurance
                                                                                  Company (since June 2000); Director, SageLife
                                                                                  Assurance of America (variable annuity
                                                                                  insurance company) (since June 2000); General
                                                                                  Partner, Mad River Green Partners (real
                                                                                  estate) (since 1972).


Peter O. Brown          Trustee of the      Since           TT International      Counsel, Harter, Secrest & Emery LLP (law
Age: 62                 Feeder Trust and    August 2000     U.S.A. Master &       firm) (since 2001); Partner, Harter, Secrest &
                        the Portfolio                       Feeder Trusts: 4      Emery LLP (from 1998-2000).
                        Trust                               Portfolios
                                                                                  Trustee, CGM Trust (five mutual funds) and
                                                                                  CGM Capital Development Fund (one mutual
                                                                                  fund) (since June 1993).

Robert W. Uek           Trustee of the      Since           TT International      Self-Employed Consultant (since 1999);
Age: 61                 Feeder Trust and    August 2000     U.S.A. Master &       Partner, PricewaterhouseCoopers LLP
                        the Portfolio                       Feeder Trusts: 4      (accounting firm) (1997 to June 1999).
                        Trust                               Portfolios
                                                                                  Trustee, Hillview Investment Trust II (three
                                                                                  mutual funds) (since September 2000).

(1) Non-Interested Trustees are those Trustees who are not "interested persons" of the Feeder Trust or the Portfolio Trust as defined in the 1940 Act.

INTERESTED TRUSTEES(2)

                                                                                             PRINCIPAL OCCUPATION(S)
                                            TERM OF OFFICE  NUMBER OF PORTFOLIOS              DURING PAST 5 YEARS;
                        POSITION(S) HELD    AND LENGTH OF     IN FUND COMPLEX               OTHER DIRECTORSHIPS HELD
 NAME, AND AGE          WITH THE TRUSTS      TIME SERVED    OVERSEEN BY TRUSTEE                     BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
David J.S. Burnett(3)   Trustee of the      Since           TT International      Managing Partner, TT International (since
Age: 45                 Feeder Trust and    August 2000     U.S.A. Master &       September 1998); Director, Brunswick
                        the Portfolio                       Feeder Trusts: 4      UBS Warburg Ltd. (investment banking)
                        Trust                               Portfolios            (May 1998 to August 1998); Director, Dalgland
                                                                                  Nominees (PM) Ltd. (nominee company)
                                                                                  (November 1995 to August 1998);
                                                                                  Chairman, Fenway Services Limited
                                                                                  (securities trader) (November 1997 to
                                                                                  August 1998); Director, Warburg Dillon Read
                                                                                  Securities (South Africa) (stock broker)
                                                                                  (October 1995 to August 1998).

                                                                                  Director, TJA Inc.(investment company) (since
                                                                                  November 2002); Chairman, TT International
                                                                                  Bermuda Ltd. (since November 2001).
                                                                                  Director, TT International Funds PLC
                                                                                  (investment management) (since August 2001);
                                                                                  Director, TT International Advisors Inc.
                                                                                  (investment marketing) (since March 2001);
                                                                                  Director, TT Europe Alpha Fund Ltd.
                                                                                  (investment management) (since July 2000);
                                                                                  Director, TT Europe Beta Fund Ltd. (investment
                                                                                  management) (since June 2000); Director,
                                                                                  TT Crosby Limited (investment holding
                                                                                  company) (since January 1999).

J. Luther King, Jr.(4)  Trustee of the      Since           TT International      Chairman, President and Director, Luther
Age: 62                 Portfolio Trust     August 2000     U.S.A. Master         King Capital Management Corporation
                                                            Trust: 2 Portfolios   (investment counseling) (since March 1979).

                                                            LKCM International    Director, V.P., DK Leasing Corp. (private plane)
                                                            Fund: 1 Portfolio     (since April 1993); Member, Investment
                                                                                  Advisory Committee, Board of Trustees of the
                                                                                  Employees Retirement System of Texas (since
                                                                                  September 1987); President, 4K Land & Cattle
                                                                                  Company (since November 1994); Director, Hunt
                                                                                  Forest Products (lumber) (since February 1993);
                                                                                  Board of Governors, Investment Company Association
                                                                                  of America (trade organization) (since May 1991);
                                                                                  Board Chairman, JLK Venture Corp. (private equity)
                                                                                  (since June 1995); Director, LKCM Funds
                                                                                  (investment company) (since July 1994); Director,
                                                                                  Ruston Industrial Corp. (forest products) (since
                                                                                  February 1993); Director, Southwestern Exposition
                                                                                  & Livestock (since April 1997); President,
                                                                                  Southwest JLK (holding company of LKCM) (since
                                                                                  February 1983); Trustee, Texas Christian
                                                                                  University (since March 1992); Director,
                                                                                  Treasurer, Texas Southwestern Cattleraisers
                                                                                  Foundation (since November 1995); Investment
                                                                                  Advisory Committee, University of Texas Investment
                                                                                  Management (since June 1996); Director, XTO (oil &
                                                                                  gas) (since April 1991).

(2) Interested Trustees are those Trustees who are "interested persons" of the Feeder Trust or the Portfolio Trust as defined in the 1940 Act.

(3) Mr. Burnett is deemed to be an "interested" Trustee of the Feeder Trust and the Portfolio Trust because of his affiliation with TT International, the investment manager of the Fund and the Portfolio.

(4) Mr. King is deemed to be an "interested" Trustee of the Portfolio Trust because of his ownership of shares of LKCM International Fund, which invests substantially all of its assets in the Portfolio Trust, and because of his affiliation with Luther King Capital Management, the investment adviser to the LKCM International Fund.

OFFICERS OF THE FEEDER TRUST AND THE PORTFOLIO TRUST


                                            TERM OF OFFICE
                        POSITION(S) HELD    AND LENGTH OF               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
 NAME, AND AGE          WITH THE TRUSTS      TIME SERVED                          AND DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------------
David J.S. Burnett      Trustee and         Since           Managing Partner, TT International (since September 1998);
Age: 45                 President           August 2000     Director, Brunswick UBS Warburg Ltd. (investment banking)
                                                            (May 1998 to August 1998), Director, Dalgland Nominees (PM) Ltd.
                                                            (nominee company) (November 1995 to August 1998); Chairman, Fenway
                                                            Services Limited (securities trader) (November 1997 to August 1998);
                                                            Director, Warburg Dillon Read Securities (South Africa) (stock broker)
                                                            (October 1995 to August 1998).

                                                            Director, TJA Inc.(investment company)(since November 2002); Chairman,
                                                            TT International Bermuda Ltd. (since November 2001); Director, TT
                                                            International Funds PLC (investment management) (since August 2001);
                                                            Director, TT International Advisors Inc. (investment marketing) (since
                                                            March 2001); Director, TT Europe Alpha Fund Ltd. (investment management)
                                                            (since July 2000); Director, TT Europe Beta Fund Ltd. (investment management) (since June 2000); Director, TT Crosby Limited (investment holding company) (since January 1999).

S. Austin Allison       Secretary           Since           Partner, Head of Compliance & Legal, TT International (since January
Age: 55                                     August 2000     2001); Head of Compliance and Legal, TT International (June 2000 to
                                                            December 2000); Director, TT Investment Advisors Inc. (since March
                                                            2001); Director, TT International Funds PLC (since August 2001);
                                                            Director, TT International (Bermuda) Limited (since Novmeber 2001);
                                                            Director, TJA Inc. (investment company) (since November 2002); Director,
                                                            Legal & Compliance, Westdeutsche Landesbank Group (banking, financial services) (January 1997 to June 2000).

Graham Barr             Treasurer           Since           Financial Controller, TT International (since June 1998); Company
Age: 37                                     August 2000     Secretary, TT Crosby Ltd. (investment holding company) (from November
                                                            1999 to November 2002); Head of Investment Accounting, AIB Govett Asset
                                                            Management (fund management) (August 1993 to June 1998).

Jeff Gaboury            Assistant           Since           Director, Mutual Fund Administration, Investors Bank & Trust Company
Age: 34                 Treasurer           August 2000     (since October 1996).

Jill Grossberg          Assistant           Since           Director and Counsel, Mutual Fund Administration, Investors Bank &
Age: 56                 Secretary           August 2000     Trust Company (since April 2000); Assistant Vice President and
                                                            Associate Counsel, Putnam Investments (March 1995 to March 2000).

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